Share capital - Share repurchases (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Mar. 17, 2025 USD ($)	Nov. 11, 2023 USD ($)	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares
Share capital
Value of shares authorized for repurchase | $		$ 1,000,000
Repurchase period		24 months
Number of exercises of share options and vesting of restricted shares and RSUs vesting			5,953,956	5,953,956	6,552,299	6,552,299	14,320,139
Aggregate purchase price | ¥			¥ 4,872,181		¥ 112,666
Potential ordinary share transactions
Share capital
Value of shares authorized for repurchase | $	$ 2,000,000
Repurchase period	24 months
ADS
Share capital
Number of shares repurchased			163,105,636,000,000	163,105,636,000,000	4,244,255,000,000	4,244,255,000,000
Aggregate purchase price			¥ 4,872,181	$ 687,755	¥ 112,666	$ 15,860
Number of shares cancelled			152,035,736,000,000	152,035,736,000,000
Number of shares held in treasury account			15,314,155,000,000	15,314,155,000,000
Class A ordinary shares | Ordinary shares
Share capital
Number of shares repurchased			40,776,409,000,000	40,776,409,000,000	1,061,064,000,000	1,061,064,000,000
Number of shares cancelled			38,008,934,000,000	38,008,934,000,000
Number of shares held in treasury account			3,828,539,000,000	3,828,539,000,000